GENERAL INFORMATION AND GROUP STRUCTURE (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General Information And Group Structure
Increase in spot remuneration	29.00%
[custom:AdjustmentsForImpairmentLossReversalOfImpairmentLossRecognisedInProfitOrLossInventory-0]	$ 2	$ 11
Percentage of fall in gdp		9.90%
[custom:PercentageOfIncreaseinGdp]	9.70%
Percentage of cumulative inflation	50.90%	36.10%
Percentage of depreciation against usd		40.50%
[custom:PercentageOfDepreciationAgainstUsd1]	22.10%